Liability in Respect of Government Grants (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Liability in Respect of Government Grants [Line Items]
Aggregate amount of grants received (in Dollars)	$ 3,843
Discount rate	19.00%
Bottom of Range [Member]
Liability in Respect of Government Grants [Line Items]
Percentage of expenditures	30.00%
Royalties rate	3.00%
Top of range [member]
Liability in Respect of Government Grants [Line Items]
Percentage of expenditures	85.00%
Royalties rate	3.50%
Israeli Innovation Authority (“IIA”) [Member]
Liability in Respect of Government Grants [Line Items]
Aggregate amount of grants received (in Dollars)	$ 8,745